Benefit Plans - Summary of Defined Benefit Plan Expected Future Benefit Payment (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Retirement Benefits [Abstract]
2021	$ 369
2022	373
2023	375
2024	372
2025	372
2026 — 2030	$ 1,858